Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Summary of Financial Information for Discontinued Operations

Summarized financial information for our discontinued operations is as follows:

	2012	2013	2014

Net sales	1,172,110	902,933	53,236

Income (loss) before income tax	84,317	11,219	(20,029)
Income tax expense	(14,514)	(16,181)	(143)

Income (loss) from discontinued operations, net of income tax	69,803	(4,962)	(20,172)

Accounts receivable		70,917	—
Inventories		30,493	—
Prepaid expense and other receivables		5,164	138
Property, plant and equipment, net		18,209	492

Total assets		124,783	630

Accounts payable		95,303	—
Accrued expenses and other payables		28,099	173
Income tax payable		3,010	—

Total liabilities		126,412	173

Net (liabilities) assets of discontinued operations		(1,629)	457